Income Tax: (Details 3) (USD $)	Dec. 31, 2013
Income Tax Details 3 [Abstract]
Canadian tax loss carryforward expiring 2014	$ 1,623,389
Canadian tax loss carryforward expiring 2015	2,023,363
US tax loss carryforward expiring 2018	1,386,674
US tax loss carryforward expiring 2019	1,621,230
US tax loss carryforward expiring 2020	665,664
US tax loss carryforward expiring 2021	896,833
US tax loss carryforward expiring 2022	1,435,774
US tax loss carryforward expiring 2023	1,806,275
US tax loss carryforward expiring 2024	2,386,407
US tax loss carryforward expiring 2025	3,680,288
US tax loss carryforward expiring 2026	4,622,825
Canadian tax loss carryforward expiring 2026	2,456,831
US tax loss carryforward expiring 2027	6,033,603
Canadian tax loss carryforward expiring 2027	4,559,558
US tax loss carryforward expiring 2028	4,360,823
Canadian tax loss carryforward expiring 2028	17,378,957
US tax loss carryforward expiring 2029	1,769,963
Canadian tax loss carryforward expiring 2029	16,470,166
US tax loss carryforward expiring 2030	2,159,079
Canadian tax loss carryforward expiring 2030	20,347,975
US tax loss carryforward expiring 2031	3,216,024
Canadian tax loss carryforward expiring 2031	22,785,021
US tax loss carryforward expiring 2032	3,041,866
Canadian tax loss carryforward expiring 2032	3,181,313
US tax loss carryforward expiring 2033	5,996,915
Canadian tax loss carryforward expiring 2033	8,634,130
Total US tax loss carryforward	45,080,243
Total Canadian tax loss carryforward	$ 99,460,703